Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 27,244	$ 32,637	$ 34,782
Premiums assumed	5,753	6,331	6,807
Premiums ceded	(9,295)	(11,625)	(11,512)
Net earned premiums	23,702	27,343	30,077
Direct policyholder benefits	93,437	32,561	35,403
Policyholder benefits assumed	4,169	8,173	4,879
Policyholder benefits ceded	(81,665)	(19,453)	(20,665)
Net policyholder benefits	15,941	21,281	19,617
Long Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	8,254	10,353	9,832
Premiums assumed	295	350	301
Premiums ceded	(8,254)	(10,353)	(9,832)
Net earned premiums	295	350	301
Direct policyholder benefits	80,833	18,380	18,909
Policyholder benefits assumed	258	151	600
Policyholder benefits ceded	(80,833)	(18,380)	(18,948)
Net policyholder benefits	258	151	561
Short Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	18,990	22,284	24,950
Premiums assumed	5,458	5,981	6,506
Premiums ceded	(1,041)	(1,272)	(1,680)
Net earned premiums	23,407	26,993	29,776
Direct policyholder benefits	12,604	14,181	16,494
Policyholder benefits assumed	3,911	8,022	4,279
Policyholder benefits ceded	(832)	(1,073)	(1,717)
Net policyholder benefits	$ 15,683	$ 21,130	$ 19,056